Restatement of Previously Issued Financial Statements	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Growth capital acquisition corp. [Member]
Restatement of Previously Issued Financial Statements [Line Items]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In the Company’s previously issued financial statements, a portion of the public shares were classified as permanent equity to maintain stockholders’ equity greater than $5,000,000 on the basis that the Company will consummate its initial business combination only if the Company has net tangible assets of at least $5,000,001. Thus, the Company can only complete a merger and continue to exist as a public company if there is sufficient Public Shares that do not redeem at the merger and so it is appropriate to classify the portion of its public shares required to keep its stockholders’ equity above the $5,000,000 threshold as “shares not subject to redemption.”

In light of recent comment letters issued by the Securities & Exchange Commission (“SEC”) to several special purpose acquisition companies, management re-evaluated the Company’s application of ASC 480-10-99 to its accounting classification of public shares. Upon re-evaluation, management determined that the public shares include certain provisions that require classification of the public shares as temporary equity regardless of the minimum net tangible asset required by the Company to complete its initial business combination.

In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements;” the Company evaluated the changes and has determined that the related impacts were material to previously presented financial statements. Therefore, the Company, in consultation with its Audit Committee, concluded that its previously issued financial statements impacted should be restated to report all public shares as temporary equity. As such the Company is restating those periods in this Quarterly Report.

Impact of the Restatement

	As Reported	Restatement	As Restated
Unaudited Consolidated Balance Sheet as of June 30, 2021 as adjusted for Temporary Equity related to Public Shares
Common Stock subject to possible redemption ($)	$159,629,470	$12,870,530	$172,500,000

Common stock Class A, $0.0001 par value	$128	$(128)	$—
Common stock Class B, $0.0001 par value	$431	$—	$431
Additional Paid in Capital	$1,525,445	$(1,525,445)	$—
Retained earnings	$3,473,997	$(11,344,957)	$(7,870,960)
Total shareholders’ equity/(deficit)	$5,000,001	$(12,870,530)	$(7,870,529)

Number of shares subject to redemption	15,962,947	1,287,053	17,250,000
	As Reported	Restatement	As Restated
Unaudited Consolidated Statement of Operations for the three months ended June 30, 2021
Basic and diluted weighted average shares, redeemable shares	16,115,493	1,134,507	17,250,000
Basic and diluted net income per share, redeemable shares	$0.00	$(0.07)	$(0.07)
Basic and diluted weighted average shares, non-redeemable shares	5,447,007	(1,134,507)	4,312,500
Basic and diluted net income per share, non-redeemable shares	$(0.28)	$0.21	$(0.07)
	As Reported	Restatement	As Restated
Unaudited Condensed Statement Of Changes In Shareholders’ Equity as of June 30, 2021
Changes in Class A ordinary shares subject to possible redemption,	$1,525,460	$(1,525,460)	$—
Shareholders’ equity	$5,000,001	$(12,870,530)	$(7,870,529)
	As Reported	Restatement	As Restated
Unaudited Condensed Statement Of Cash Flows For the six months ended June 30, 2021 Non-Cash investing and financing activities
Change in Class A ordinary shares subject to possible redemption – APIC	$(1,525,460)	$1,525,460	$—

NOTE 2 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In connection with the preparation of the Company’s condensed financial statements as of September 30, 2021, management identified errors made in its historical financial statements where, at the closing of the Company’s Initial Public Offering (February 2, 2021), the Company had improperly valued and reported its common stock subject to possible redemption. As such, management determined it should restate its previously reported financial statements. The Company previously determined the common stock subject to possible redemption to be equal to the redemption value of $10.00 per share of common stock while also taking into consideration its charter’s requirement that a redemption cannot result in net tangible assets being less than $5,000,001. Upon review of its financial statements for the year ended March 31, 2021, the Company reevaluated the classification of the common stock and determined that the common stock issued during the Initial Public Offering and pursuant to the exercise of the underwriters’ overallotment can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control under ASC 480-10-S99. Therefore, management concluded that the carrying value should include all common stock subject to possible redemption, resulting in the common stock subject to possible redemption being classified as temporary equity in its entirety. As a result, management has noted a reclassification adjustment related to temporary equity and permanent equity. This resulted in an adjustment to the initial carrying value of the common stock subject to possible redemption with the offset recorded to additional paid-in capital (to the extent available), retained earnings (accumulated deficit) and common stock.

In connection with the change in presentation for the common stock subject to redemption, the Company also restated its earnings per share calculation to allocate net income (loss) evenly to common stock subject to redemption and those that are not subject to redemption. This presentation contemplates a Business Combination as the most likely outcome, in which case both classes of common stock share pro rata in the income (loss) of the Company.

There has been no change in the Company’s total assets, liabilities or operating results.

The impact of the restatement on the Company’s financial statements is reflected in the following table:

	As Reported	Restatement	As Restated
Balance Sheet as of March 31, 2021
Common Stock subject to possible redemption ($)	$161,154,930	$11,345,070	$172,500,000

Common stock Class A, $0.0001 par value	$113	$(113)	$—
Common stock Class B, $0.0001 par value	$431	$—	$431
Additional Paid in Capital	$(3,115,509)	$3,115,509	$—
Retained earnings	$8,114,967	$(14,460,466)	$(6,345,499)
Total stockholders’ equity/(deficit)	$5,000,002	$(11,345,070)	$(6,345,068)

Number of shares subject to redemption	16,115,493	1,134,507	17,250,000

Statement of Operations for the year ended March 31, 2021
Basic and diluted weighted average shares, redeemable shares	2,404,988	336,108	2,741,096
Basic and diluted net income per share, redeemable shares	$—	$1.17	$1.17
Basic and diluted weighted average shares, non-redeemable shares	4,648,608	(336,108)	4,312,500
Basic and diluted net income per share, non-redeemable shares	$1.78	$(0.61)	$1.17

Statement Of Changes In Stockholders’ Equity (Deficit) for the year ended March 31, 2021
Accretion of Class A common stocks subject to possible redemption	$—	$(14,612,821)	$(14,612,821)
Class A common stock subject to possible redemption	$(161,154,930)	$161,143,205	$(1,725)
Total stockholders’ equity/(deficit)	$5,000,002	$(11,345,070)	$(6,345,068)

Statement of Cash Flows for the year ended March 31, 2021
Value of Class A common stock subject to possible redemption at February 2, 2021	$151,176,360	$6,710,819	$157,887,179
Change in value of Class A common stock subject to possible redemption,	9,978,570	$4,634,251	$14,612,821